Prospectus Supplement dated Feb. 1, 2006*

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
Product Name                                     Form #                  Effective Date
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RiverSource(SM) Portfolio Builder                S-6282-99 D             4/1/05 as amended 10/3/05
Conservative Fund
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RiverSource(SM) Portfolio Builder                S-6282-99 D             4/1/05 as amended 10/3/05
Moderate Conservative Fund
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RiverSource(SM) Portfolio Builder                S-6282-99 D             4/1/05 as amended 10/3/05
Moderate Fund
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RiverSource(SM) Portfolio Builder                S-6282-99 D             4/1/05 as amended 10/3/05
Moderate Aggressive Fund
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RiverSource(SM) Portfolio Builder                S-6282-99 D             4/1/05 as amended 10/3/05
Aggressive Fund
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RiverSource(SM) Portfolio Builder                S-6282-99 D             4/1/05 as amended 10/3/05
Total Equity Fund
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

At a meeting of the Board of Directors (the Board) for the above-mentioned funds, the Board approved the elimination of the 0.08% investment management fee for each of the funds, effective Feb. 1, 2006, the funds' fiscal year end. In addition, the Board approved a corresponding reduction in the fee cap for each fund equal to 0.08%. The Annual Fund Operating Expenses table for each fund, set forth on pages 6-9 under the "Fees and Expenses" section of the prospectus, now sets "Management fees" equal to 0.00% for each share class for each fund, and footnote (d) under the same table for each fund, has been revised as follows:

     (d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.51% for Class A; 1.29% for Class B; 1.29% for Class C; and 0.34% for Class Y.

Reflective of this commitment from the investment manager and its affiliates, the "Net Fund Expenses" and the "Total Fund and Underlying fund expenses" should each be reduced by 0.08% for each fund.

In addition, the second paragraph under "Fund Management and Compensation, Investment Manager" has been revised to state:

     The Fund does not pay RiverSource Investments a direct management fee for managing its assets. Under the Investment Management Services Agreement (Agreement), however, the Fund pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent shareholder report.


THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

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S-6282-3 A (2/06)
*VALID UNTIL MARCH 31, 2006.